Cash and bank balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash at banks	¥ 143,231	¥ 100,644
Time deposit	11,215
Cash on hand	44	1,242
Total	¥ 154,490	¥ 101,886	¥ 105,345